Loans Allowance for Loan Losses and Credit Quality (Details 5) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Group A	$ 667,382,286	$ 683,098,754
Group B	7,243,419	13,782,719
Group C	15,362,828	12,473,857
Total loans	689,988,533	709,355,330
Residential real estate - 1st lien [Member]
Group A	177,456,149	167,478,918
Group B	0	0
Group C	3,860,197	3,028,345
Total loans	181,316,346	170,507,263
Commercial Real Estates [Member]
Group A	285,732,365	261,932,833
Group B	6,550,335	12,784,078
Group C	8,676,230	5,827,639
Total loans	300,958,930	280,544,550
Municipal [Member]
Group A	47,955,231	54,807,367
Group B	0	0
Group C	0	0
Total loans	47,955,231	54,807,367
Residential real estate - Jr lien [Member]
Group A	34,166,076	37,850,056
Group B	0	0
Group C	193,788	297,603
Total loans	34,359,864	38,147,659
Consumer [Member]
Group A	4,464,692	4,280,990
Group B	0	0
Group C	0	0
Total loans	4,464,692	4,280,990
Commercial Loan [Member]
Group A	117,607,773	156,748,590
Group B	693,084	998,641
Group C	2,632,613	3,320,270
Total loans	$ 120,933,470	$ 161,067,501